COSTS AND EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Aircraft fuel	$ 2,983,028	$ 2,318,816	$ 2,056,643
Other rentals and landing fees	1,217,647	1,172,129	1,077,407
Aircraft rentals	538,347	579,551	568,979
Aircraft maintenance	382,242	430,825	366,153
Comissions	222,506	252,474	269,296
Passenger services	280,279	288,662	286,621
Other operating expenses	1,237,430	1,381,546	1,424,595
Total	$ 6,861,479	$ 6,424,003	$ 6,049,694